Revenue (Tables)	12 Months Ended
Dec. 31, 2011
Revenue [Line Items]
Schedule Of Revenue

	2011	2010	2009
Revenue from the BioNeurology business	$1,068.1	$895.6	$837.1
Revenue from the EDT business(1)	177.9	274.1	275.9

Total revenue	$1,246.0	$1,169.7	$1,113.0

(1)	The 2011 EDT revenue is for the period up to September 16, 2011, the date of divestment of the EDT business. For further information on the EDT divestment, refer to Note 5.

Schedule Of Global In-Market Net Sales Of Tysabri

	2011	2010	2009
United States	$746.5	$593.2	$508.5
ROW	764.1	636.8	550.7

Total Tysabri global in-market net sales	$1,510.6	$1,230.0	$1,059.2

Bio Neurology Business [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
Product revenue:
Tysabri — U.S.	$746.5	$593.2	$508.5
Tysabri — ROW	317.6	258.3	215.8

Total Tysabri	1,064.1	851.5	724.3
Azactam®	0.9	27.2	81.4
Maxipime®	0.4	8.2	13.2
Prialt®	—	6.1	16.5
Royalties	2.7	1.6	1.7

Total product revenue from the BioNeurology business	1,068.1	894.6	837.1
Contract revenue from the BioNeurology business	—	1.0	—

Total revenue from BioNeurology business	$1,068.1	$895.6	$837.1

EDT Business [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
Product revenue:
Manufacturing revenue and royalties:
TriCor® 145	$35.5	$54.5	$61.6
Focalin® XR/Ritalin® LA	25.9	33.0	32.6
Ampyra®	22.6	56.8	—
Verelan®	18.1	21.8	22.1
Naprelan®	5.9	12.6	16.0
Skelaxin®	—	5.9	34.9
Other	60.0	76.8	90.0

Total product revenue from the EDT business	168.0	261.4	257.2

Contract revenue:
Research revenue	6.0	8.2	8.2
Milestone payments	3.9	4.5	10.5

Total contract revenue from the EDT business	9.9	12.7	18.7

Total revenue from the EDT business	$177.9	$274.1	$275.9

Tysabri ROW [Member] | Elan Corp PLC [Member]
Revenue [Line Items]
Schedule Of Revenue From Business

	2011	2010	2009
ROW in-market sales by Biogen Idec	$764.1	$636.8	$550.7
ROW operating expenses incurred by Elan and Biogen Idec	(349.3)	(303.8)	(280.6)

ROW operating profit generated by Elan and Biogen Idec	414.8	333.0	270.1

Elan's 50% share of Tysabri ROW collaboration operating profit	207.4	166.5	135.0
Elan's directly incurred costs	110.2	91.8	80.8

Net Tysabri ROW revenue	$317.6	$258.3	$215.8